SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Capital expenditures	$ 1,799	$ 1,443
Cash expenditures	1,701	1,400
Decrease in accrued capital expenditures	55	43
Other
Disclosure of operating segments [line items]
Capital expenditures	1,756	1,443
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	1,689	1,322
Operating segments | Carlin
Disclosure of operating segments [line items]
Capital expenditures	303	195
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Capital expenditures	327	349
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	125	62
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	107	145
Operating segments | Loulo Gounkoto
Disclosure of operating segments [line items]
Capital expenditures	198	0
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	43	0
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	95	143
Operating segments | Porgera
Disclosure of operating segments [line items]
Capital expenditures	50	62
Operating segments | North Mara
Disclosure of operating segments [line items]
Capital expenditures	57	82
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	384	284
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	110	121
Reconciling items | Other
Disclosure of operating segments [line items]
Capital expenditures	$ (43)	$ 0